REDEEMABLE NONCONTROLLING INTEREST - Changes (Details) ₽ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2020 RUB (₽)	Jul. 31, 2020 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)
Changes in the redeemable noncontrolling interests
Balance at the beginning of period			₽ 14,246	$ 192.8	₽ 13,035
Change in redemption value			569	7.7	1,337
Additional contribution			490	6.6	956
Purchase of redeemable noncontrolling interests			(9,793)	(132.6)	(747)
Acquisition of redeemable noncontrolling interests	₽ 493	$ 6.7	493	6.7
Exchange noncontrolling interests			(2,889)	(39.1)
Net loss attributable to redeemable noncontrolling interests					(99)
Other					(218)
Foreign currency translation adjustment			51	0.8	(18)
Balance at the end of period			₽ 3,167	$ 42.9	₽ 14,246